CURRENT AND DEFERRED INCOME TAXES - Distribution of domestic and foreign tax expense (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Distribution of domestic and foreign tax expense
Current income tax expense	$ (46,464,701)	$ (47,045,014)	$ (44,173,620)
Deferred income tax expense	(9,100,154)	(4,752,620)	(4,633,473)
Income tax expense	(55,564,855)	(51,797,634)	(48,807,093)
Domestic
Distribution of domestic and foreign tax expense
Current income tax expense	(22,021,717)	(16,786,619)	(19,421,514)
Deferred income tax expense	21,178	(84,638)	(342,186)
Foreign
Distribution of domestic and foreign tax expense
Current income tax expense	(24,442,984)	(30,258,395)	(24,752,106)
Deferred income tax expense	$ (9,121,332)	$ (4,667,982)	$ (4,291,287)